Revision of Prior Year Financial Statements: (Tables)	12 Months Ended
Dec. 31, 2015
Revision of Prior Year Financial Statements: (Tables) [Abstract]
Prior Year Statement revisions

The following table presents the effect of this revision on the individual line items within our Consolidated Statements of Operations, Consolidated Statements of Comprehensive Loss, Consolidated Balance Sheets and Consolidated Statements of Changes in Shareholders' Equity.

	Year Ended December 31, 2014			As at December 31, 2014
	As Previously Reported	Adjustment	As Revised	As Previously Reported	Adjustment	As Revised
Arbitration (stock option comp.)	$ 4,267,230	$689,209	$ 4,956,439
Net loss for the year	24,880,770	689,209	25,569,979
Net loss per share, basic and diluted	0.33	0.01	0.34
Comprehensive loss for the year	$24,861,192	$689,209	$25,550,401
Stock options				$ 19,980,099	$ 689,209	$ 20,669,308
Accumulated deficit				$(342,526,267)	$ (689,209)	$(343,215,476)